LEASES (Tables)	12 Months Ended
Dec. 25, 2013
Leases [Abstract]
Schedule of Future Lease Obligation

Information regarding the Company’s future lease obligations at December 25, 2013 is as follows (in thousands):

	Capital Leases		Operating Leases
For the Years Ending	Minimum Lease Payments	Minimum Sublease Income	Minimum Lease Payments	Minimum Sublease Income
December 31, 2014	$416	$115	$18,645	$1,004
December 30, 2015	320	72	17,203	704
December 28, 2016	258	72	15,982	595
December 27, 2017	199	28	15,431	511
December 26, 2018	172	—	13,851	354
Thereafter	249	—	78,248	116
Total	1,614	$287	$159,360	$3,284
Less: imputed interest (11.0% to 14.8%)	(500)
Present value of capital lease obligations	1,114
Less: current maturities	(267)
Noncurrent portion	$847

Schedule of Net Rent Expense

Net rent expense is as follows (in thousands):

For the Years Ended	December 25, 2013	December 26, 2012
Base rent	$18,732	$18,331
Contingent rent	491	418
Less: sublease income	(3,602)	(3,489)
Net rent expense	$15,621	$15,260

Schedule of Minimum Future Rental Income

Minimum future rental income for company-operated properties under noncancelable operating leases, which is recorded on a straight-line basis, in effect as of December 25, 2013 is as follows (in thousands):

For the Years Ending
December 31, 2014	$244
December 30, 2015	215
December 28, 2016	101
December 27, 2017	84
December 26, 2018	84
Total future minimum rental income	$728